Financial Instruments - Currency Risk- Sensitivity Analysis (Detail) - Ten percentage weakening in foreign currency vs us [member] $ in Millions	Dec. 31, 2025 USD ($)
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	$ 1
Receivables under indemnification arrangement and contingent receivables	(29)
Non-permanent intercompany loans	44
Total impact on earnings	16
British Pounds Sterling [Member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	0
Receivables under indemnification arrangement and contingent receivables	(26)
Non-permanent intercompany loans	7
Total impact on earnings	(19)
Sweden Krona [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	3
Receivables under indemnification arrangement and contingent receivables	0
Non-permanent intercompany loans	14
Total impact on earnings	17
Euros [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	(1)
Receivables under indemnification arrangement and contingent receivables	(1)
Non-permanent intercompany loans	8
Total impact on earnings	6
Canada, Dollars [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	0
Receivables under indemnification arrangement and contingent receivables	0
Non-permanent intercompany loans	4
Total impact on earnings	4
Other Currencies [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	(1)
Receivables under indemnification arrangement and contingent receivables	(2)
Non-permanent intercompany loans	11
Total impact on earnings	$ 8